Loans - Aging of Recorded Investment in Past Due Loans(Details) - USD ($) $ in Thousands		Dec. 31, 2015		Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		$ 24,505		$ 31,074
Past due nonaccrual loans and loans past due 90 days or more and accruing		42,383	[1]	52,932	[2]
Total past due		66,888		84,006
Total current		5,015,436		4,759,305
Recorded Investment		5,082,324		4,843,311
Commercial, financial and agricultural
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		670		6,482
Past due nonaccrual loans and loans past due 90 days or more and accruing		7,536	[1]	7,508	[2]
Total past due		8,206		13,990
Total current		950,958		845,763
Recorded Investment	[3]	959,164		859,753
Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		142		808
Past due nonaccrual loans and loans past due 90 days or more and accruing		530	[1]	8,288	[2]
Total past due		672		9,096
Total current		1,116,940		1,064,087
Recorded Investment	[3]	1,117,612		1,073,183
Construction real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Recorded Investment		173,762		156,199
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due nonaccrual loans and loans past due 90 days or more and accruing	[1]	2,044
Total past due		2,044
Recorded Investment		2,044
SEPH commercial land and development
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due nonaccrual loans and loans past due 90 days or more and accruing	[2]			2,068
Total past due				2,068
Total current				127
Recorded Investment				2,195
Remaining commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		165		166
Past due nonaccrual loans and loans past due 90 days or more and accruing		84	[1]	77	[2]
Total past due		249		243
Total current		128,118		115,196
Recorded Investment		128,367		115,439
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		63		39
Past due nonaccrual loans and loans past due 90 days or more and accruing		7	[1]	68	[2]
Total past due		70		107
Total current		36,727		31,113
Recorded Investment		36,797		31,220
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		200		21
Past due nonaccrual loans and loans past due 90 days or more and accruing		46	[1]	25	[2]
Total past due		246		46
Total current		6,308		7,299
Recorded Investment		6,554		7,345
Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		325		250
Past due nonaccrual loans and loans past due 90 days or more and accruing		19,521	[1]	19,592	[2]
Total past due		19,846		19,842
Total current		391,739		398,808
Recorded Investment		411,585		418,650
Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		10,569		11,146
Past due nonaccrual loans and loans past due 90 days or more and accruing		8,735	[1]	10,637	[2]
Total past due		19,304		21,783
Total current		1,192,984		1,169,474
Recorded Investment		1,212,288		1,191,257
HELOC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		487		262
Past due nonaccrual loans and loans past due 90 days or more and accruing		186	[1]	387	[2]
Total past due		673		649
Total current		211,511		217,069
Recorded Investment		212,184		217,718
Installment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		426		596
Past due nonaccrual loans and loans past due 90 days or more and accruing		318	[1]	464	[2]
Total past due		744		1,060
Total current		21,972		26,176
Recorded Investment		22,716		27,236
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans past due 30-89 days		11,458		11,304
Past due nonaccrual loans and loans past due 90 days or more and accruing		3,376	[1]	3,818	[2]
Total past due		14,834		15,122
Total current		955,309		881,005
Recorded Investment		970,143		896,127
Leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total current		2,870		3,188
Recorded Investment		$ 2,870		$ 3,188

[1]	Includes $2.0 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[2]	Includes $2.7 million of loans past due 90 days or more and accruing. The remaining are past due, nonaccrual loans.
[3]	Included within commercial, financial and agricultural loans and commercial real estate loans is an immaterial amount of consumer loans that were not broken out by class.